Debt & Non-recourse debt - Schedule of Outstanding Borrowings (Detail) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	Nov. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term debt, gross	$ 493	$ 500
Less: unamortized deferred financing costs and discount	(9)	(10)		$ (8)
Long-term debt	484	490		$ 0
Line of Credit | Term Loan Due 2021 [Member]
Debt Instrument [Line Items]
Long-term debt, gross		200
Less: unamortized deferred financing costs and discount		(2)
Long-term debt		198
Line of Credit | Senior notes with a rate of 6.125%, due 2024
Debt Instrument [Line Items]
Long-term debt, gross			$ 300
Less: unamortized deferred financing costs and discount	(7)	(8)	$ (8)
Line of Credit | Term loan with an average rate of 3.47%, due 2021
Debt Instrument [Line Items]
Long-term debt, gross	193	200
Less: unamortized deferred financing costs and discount	(2)	(2)
Senior Notes | Senior notes with a rate of 6.125%, due 2024
Debt Instrument [Line Items]
Long-term debt, gross	300	300
Less: unamortized deferred financing costs and discount		(8)
Long-term debt		292
Non-recourse Debt
Debt Instrument [Line Items]
Long-term debt, gross	618	696
Less: unamortized deferred financing costs and discount	(6)	(2)
Long-term debt	612	694
Non-recourse Debt | Timeshare Facility due 2019
Debt Instrument [Line Items]
Long-term debt, gross	129	450
Less: unamortized deferred financing costs and discount	(2)	(3)
Long-term debt		450
Non-recourse Debt | Securitized Debt with an average rate of 1.97%, due 2026
Debt Instrument [Line Items]
Long-term debt, gross		246
Less: unamortized deferred financing costs and discount		(2)
Long-term debt		244
Non-recourse Debt | Securitized Debt with an average rate of 2.43%, due 2028
Debt Instrument [Line Items]
Long-term debt, gross	$ 489	246
Debt And Non Recourse Debt
Debt Instrument [Line Items]
Long-term debt, gross		1,196
Less: unamortized deferred financing costs and discount		(12)
Long-term debt		$ 1,184